Balance Sheets - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Current Assets
Cash and equivalents	$ 24,974	$ 40,903
Notes receivable	15,300	10,000
Total Current Assets	40,274	50,903
Property and equipment, net	1,538	2,125
Securities available for sale	15,000
TOTAL ASSETS	56,812	53,028
Current Liabilities
Accounts payable	312,134	296,635
Accounts payable related party	286,700	53,000
Accrued expenses	1,188,520	937,783
Due to related parties	54,001	49,395
Note payable	920,000	920,000
Convertible notes payable, net of debt discount of $174,572 and $356,819	688,984	514,075
Derivative liabilities	1,912,905	2,607,959
Total Current Liabilities	5,363,244	5,378,847
Long-term Liabilities
Convertible notes payable, net of debt discount
Derivative liabilities
Total Long-term Liabilities
Total Liabilities	5,363,244	5,378,847
Commitments and Contingencies
Stockholders Deficit
Preferred stock, $.001 par value, 10,000,000 shares authorized, 6,000,000 shares issued and outstanding, respectively	6,000	6,000
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 880,678,573 and 101,446,215 shares issued and outstanding,	880,678	101,446
Common stock to be issued	100,000
Additional paid-in capital	6,657,296	7,011,504
Accumulated deficit	(12,950,406)	(12,444,769)
Total Stockholders Deficit	(5,306,432)	(5,325,819)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 56,812	$ 53,028